UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Meredith Hooke
Title:     Director of Trading and Client Services
Phone:     858-350-1077

Signature, Place, and Date of Signing:

      /s/  Meredith Hooke     Solana Beach, CA     February 14, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $144,477 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108     3200   361200 SH       Sole                   361200        0        0
APOLLO GROUP INC               CL A             037604105     6235   160000 SH       Sole                   160000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     3836  1646700 SH       Sole                  1646700        0        0
AVAYA INC                      COM              053499109     2161   154600 SH       Sole                   154600        0        0
CLAYMONT STEEL HOLDINGS INC    COM              18382P104     4413   240000 SH       Sole                   240000        0        0
CONEXANT SYSTEMS INC           COM              207142100     4518  2215000 SH       Sole                  2215000        0        0
CONSOL ENERGY INC              COM              20854P109    12540   390301 SH       Sole                   390301        0        0
CRAY INC                       COM NEW          225223304      891    75000 SH       Sole                    75000        0        0
CVS CORP                       COM              126650100     6645   215000 SH       Sole                   215000        0        0
FLANDERS CORP                  COM              338494107     2079   210000 SH       Sole                   210000        0        0
FORMFACTOR INC                 COM              346375108     1869    50200 SH       Sole                    50200        0        0
HORIZON OFFSHORE INC           COM NEW          44043J204     5460   335000 SH       Sole                   335000        0        0
LIMITED BRANDS INC             COM              532716107     2173    75100 SH       Sole                    75100        0        0
MICRON TECHNOLOGY INC          COM              595112103     2814   201578 SH       Sole                   201578        0        0
NORTHWEST PIPE CO              COM              667746101     3643   108362 SH       Sole                   108362        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100     8423   735000 SH       Sole                   735000        0        0
PEABODY ENERGY CORP            COM              704549104    12729   315000 SH       Sole                   315000        0        0
PROSPECT ENERGY CORP           COM              74348T102      685    40000 SH       Sole                    40000        0        0
QUALCOMM INC                   COM              747525103    12092   320000 SH       Sole                   320000        0        0
RADYNE CORP                    COM NEW          750611402     4012   373600 SH       Sole                   373600        0        0
REDBACK NETWORKS INC           COM NEW          757209507     3815   153000 SH       Sole                   153000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     3305   197000 SH       Sole                   197000        0        0
SKYWEST INC                    COM              830879102     5214   204400 SH       Sole                   204400        0        0
SMITH & WESSON HLDG CORP       COM              831756101     2768   267700 SH       Sole                   267700        0        0
SOUTHWEST AIRLS CO             COM              844741108     7100   463500 SH       Sole                   463500        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     8462   157500 SH       Sole                   157500        0        0
VENDINGDATA CORPORATION        COM NEW          92261Q202     1553   338675 SH       Sole                   338675        0        0
WALGREEN CO                    COM              931422109     3671    80000 SH       Sole                    80000        0        0
WITNESS SYS INC                COM              977424100     5504   314000 SH       Sole                   314000        0        0
WORLD FUEL SVCS CORP           COM              981475106     2667    60000 SH       Sole                    60000        0        0